DEPOSITS AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
DEPOSITS AND OTHER ASSETS, NET
Schedule of deposits and other assets, net

	As of December 31,
	2025	2024
Deposits	$293,545	$185,282
Other receivables	282,025	341,288
Subtotal	$575,570	$526,570
Less: allowance of credit loss	(93,817)	(109,311)
Subtotal, net	$481,753	$417,259
Less: Long term portion	(241,205)	(121,505)
Deposits and other assets- current portion	$240,548	$295,754

Schedule of movement of the allowance of credit losses

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning	$(109,311)	$(112,343)	$—
Additions charged to allowance for expected credit losses	—	—	(112,663)
Recovery and write off of allowance for expected credit losses	20,282	—	—
Foreign currency translation adjustments	(4,788)	3,032	320
Balance at the end	$(93,817)	$(109,311)	$(112,343)